Real Estate - Aggregate Purchase Price (Details)			9 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Nov. 02, 2015	Sep. 30, 2018 USD ($) ft²	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Real Estate [Line Items]
Related Party Acquisition Fee for Purchase of Property, Base Rate				2.00%
Acquisitions				$ 45,016,000	$ 615,972,000	$ 516,965,000
Approx. Square Feet | ft²			7,300,000	7,300,000
Related Party Acquisition, Percentage of Acquisition Value				1.00%
Related Party Acquisition Fee for Purchase of Property		3.85%
Related Party Acquisition Fee for Purchase of Property, Contingent Rate		1.85%
Acquisition Fee, Amount Retained Subject to Conditions				$ 5,000,000
Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Acquisitions				$ 133,747,000	$ 42,438,000	$ 1,087,153,000
Acquisition Fees and Expenses			$ 5,700,000
Percentage of acquisition fees (percent)			2.50%	2.50%
Percent reimbursed (percent)			0.50%	0.50%
Griffin Capital Essential Asset REIT, Inc. [Member] | HealthSpring [Member]
Real Estate [Line Items]
Purchase Price				$ 130,000,000
Approx. Square Feet | ft²				451,600
Acquisition Fees and Expenses				$ 3,791,000
Percentage of acquisition fees (percent)				2.50%
Percent reimbursed (percent)				0.50%
Griffin Capital Essential Asset REIT, Inc. [Member] | Quaker Property [Member]
Real Estate [Line Items]
Purchase Price			$ 59,600,000
Approx. Square Feet | ft²			605,400
Acquisition Fees and Expenses			$ 1,777,000
Percentage of acquisition fees (percent)			2.50%
Percent reimbursed (percent)			0.50%
Griffin Capital Essential Asset REIT, Inc. [Member] | McKesson Property [Member]
Real Estate [Line Items]
Purchase Price			$ 67,000,000
Approx. Square Feet | ft²			271,100
Acquisition Fees and Expenses			$ 2,139,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Shaw Property [Member]
Real Estate [Line Items]
Purchase Price			$ 56,526,000
Approx. Square Feet | ft²			1,001,500
Acquisition Fees and Expenses			$ 1,782,000
The Allstate Property [Member]
Real Estate [Line Items]
Acquisitions				$ 14,750,000
Approx. Square Feet | ft²				70,300
Acquisition Fees and Expenses				$ 1,200,000
Acquisition Related Costs to Affiliates				402,000
Line of Credit Draw				273,000
Business Combination, Consideration Transferred				14,800,000
MISO Property [Member]
Real Estate [Line Items]
Acquisitions				$ 28,600,000
Approx. Square Feet | ft²				133,400
Acquisition Related Costs to Affiliates				$ 696,000
Line of Credit Draw				$ 529,000
Contingent Advisor Payment Holdback - Organization and Offering Expenses and Dealer Manager Fees [Member]
Real Estate [Line Items]
Payments of Contingent Advisor Payment Holdback	$ 5,000,000.0